Business Combinations - Summary components of identifiable intangible assets (Detail) $ in Thousands	Jun. 15, 2021 USD ($)
Acquired Indefinite-lived Intangible Assets [Line Items]
Acquired intangible assets subject to amortization	$ 83,800
Technology [Member]
Acquired Indefinite-lived Intangible Assets [Line Items]
Intangible assets, Useful Lives	3 years
Acquired intangible assets subject to amortization	$ 50,000
Marketing products [Member]
Acquired Indefinite-lived Intangible Assets [Line Items]
Acquired intangible assets subject to amortization	$ 33,800	[1]
Marketing products [Member] | Minimum [Member]
Acquired Indefinite-lived Intangible Assets [Line Items]
Intangible assets, Useful Lives	3 years	[1]
Marketing products [Member] | Maximum [Member]
Acquired Indefinite-lived Intangible Assets [Line Items]
Intangible assets, Useful Lives	15 years	[1]

[1]	Includes customer relationships of $31.0 million with a useful life of 3 years and trademarks of $2.8 million with a useful life of 15 years